Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	72-1192928
Plan number	003
EBP, Asset Held for Investment	$ 127,079,753
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Note receivable from participants, maturity term	0 years
Note receivable from participants, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Note receivable from participants, maturity term	12 years
Note receivable from participants, interest rate	9.50%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 87,256,435
Notes receivable from participants	1,852,266
Origin Bancorp, Inc. (“Company”) stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 37,971,052
Origin Bancorp, Inc. Common Stock, number of shares (in shares)	1,009,600	1,080,965
Origin Bancorp, Inc. Common Stock, par value (in dollars per share)	$ 5.00
Investment, Identifier [Axis]: Mutual Funds | Dodge & Cox | Dodge & Cox Income
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 6,329,435
Investment, Identifier [Axis]: Mutual Funds | Dodge & Cox | Dodge & Cox Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,899,988
Investment, Identifier [Axis]: Mutual Funds | Federated Securities Corporation | Government Obligations Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,257,014
Investment, Identifier [Axis]: Mutual Funds | MFS Investment Management | MFS Growth R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,420,528
Investment, Identifier [Axis]: Mutual Funds | MFS Investment Management | MFS INTL Diversification R6 FD
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,148,366
Investment, Identifier [Axis]: Mutual Funds | MFS Investment Management | MFS New Discovery R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	109,866
Investment, Identifier [Axis]: Mutual Funds | PIMCO | PIMCO Income Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,539,706
Investment, Identifier [Axis]: Mutual Funds | T. Rowe Price | T. Rowe Price Dividend Growth
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,250,376
Investment, Identifier [Axis]: Mutual Funds | T.Rowe Price | T. Rowe Price MD-CP GR I FD
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	198,307
Investment, Identifier [Axis]: Mutual Funds | TIAA Investments | TIAA-CREF Lifestyle Aggressive Growth Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,430,875
Investment, Identifier [Axis]: Mutual Funds | TIAA Investments | TIAA-CREF Lifestyle Conservative Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	14,160,403
Investment, Identifier [Axis]: Mutual Funds | TIAA Investments | TIAA-CREF Lifestyle Growth Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,169,748
Investment, Identifier [Axis]: Mutual Funds | TIAA Investments | TIAA-CREF Lifestyle Income Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	112,899
Investment, Identifier [Axis]: Mutual Funds | TIAA Investments | TIAA-CREF Lifestyle Moderate Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,997,856
Investment, Identifier [Axis]: Mutual Funds | The American Funds | American Funds New World R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,867,727
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Vanguard 500 Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	15,255,541
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Vanguard International Growth Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,499,752
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Vanguard Mid-cap Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,973,977
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Vanguard Real Estate Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	625,983
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Vanguard Short Term Federal Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,996,832
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Vanguard Small-cap Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,353,749
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Vanguard Total International Stock Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 1,657,507